Inventories - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Inventories carried at net realisable value	€ 188	€ 173
Total expense towards inventory write downs and losses	€ 259	€ 413